Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE INSTITUTIONAL INCOME FUNDS, INC.
Entity Central Index Key	0001169187
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000126665
Shareholder Report [Line Items]
Fund Name	Institutional Long Duration Credit Fund
Trading Symbol	RPLCX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Institutional Long Duration Credit Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Long Duration Credit Fund	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The U.S. long duration credit market generated positive returns for the past 12 months. However, higher yields for longer-term U.S. Treasuries dampened performance compared with the short- and intermediate-term credit markets.

  Interest rate management relative to the Bloomberg U.S. Long Credit Bond Index contributed for the period. The fund’s tactical duration positioning, including a long posture in the third quarter of 2024, added value. Likewise, the fund’s overweight to the intermediate portion of the yield curve, and underweight to the long end, benefited performance as the U.S. Treasury curve steepened with longer-term yields rising while short and intermediate yields fell.

  Security selection within corporate bonds, during periods when longer-term corporate bonds outperformed, and underweighting cash bonds in the sector in terms of duration times spread, a credit risk metric, detracted versus the Bloomberg U.S. Long Credit Bond Index.

  The fund seeks to provide high income through a diversified portfolio of longer-duration debt instruments issued by corporations as well as certain noncorporate issuers. Over the period, the fund added to emerging markets corporates and sovereign bonds on improved valuations and ended the period with an underweight duration posture relative to the Bloomberg U.S. Long Credit Bond Index.

  The fund held exposure to derivatives, including credit and interest rate derivatives. The fund’s credit derivatives had a positive effect on absolute returns, but interest rate derivatives weighed on absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Fund	Regulatory Benchmark	Strategy Benchmark
2015	1,000,000	1,000,000	1,000,000
2015	966,278	994,541	965,301
2015	983,681	998,790	974,465
2016	996,175	1,016,421	981,157
2016	1,057,193	1,029,949	1,052,404
2016	1,130,746	1,053,876	1,133,185
2016	1,041,048	1,020,480	1,044,645
2017	1,075,580	1,030,806	1,084,633
2017	1,104,526	1,046,207	1,117,649
2017	1,140,977	1,059,067	1,155,239
2017	1,146,855	1,053,280	1,166,596
2018	1,111,556	1,036,013	1,136,158
2018	1,101,446	1,042,288	1,127,659
2018	1,110,521	1,047,954	1,134,703
2018	1,064,187	1,039,144	1,083,222
2019	1,129,881	1,068,852	1,147,343
2019	1,221,908	1,108,998	1,233,026
2019	1,366,421	1,154,556	1,373,134
2019	1,358,429	1,151,280	1,367,708
2020	1,453,159	1,193,723	1,452,920
2020	1,431,119	1,213,416	1,414,081
2020	1,512,677	1,229,296	1,486,036
2020	1,568,717	1,235,137	1,544,587
2021	1,491,066	1,210,239	1,461,158
2021	1,493,876	1,208,504	1,460,796
2021	1,585,990	1,228,259	1,540,438
2021	1,588,558	1,220,891	1,538,669
2022	1,452,284	1,178,238	1,400,306
2022	1,274,484	1,109,140	1,241,107
2022	1,222,877	1,086,814	1,190,464
2022	1,183,195	1,064,134	1,158,353
2023	1,186,637	1,063,691	1,159,465
2023	1,209,010	1,085,373	1,185,028
2023	1,191,804	1,073,845	1,177,514
2023	1,189,194	1,076,688	1,181,868
2024	1,238,592	1,099,082	1,223,805
2024	1,234,822	1,099,543	1,219,348
2024	1,311,418	1,152,201	1,291,827
2024	1,315,647	1,150,711	1,298,294
2025	1,313,395	1,162,919	1,291,104
2025	1,265,686	1,159,566	1,251,259

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Long Duration Credit Fund	2.50%	-2.43%	2.38%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	1.49
Bloomberg U.S. Long Credit Bond Index (Strategy Benchmark)	2.62	-2.42	2.27

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 203,511,000
Holdings Count | Holding	436
Advisory Fees Paid, Amount	$ 981,000
InvestmentCompanyPortfolioTurnover	68.30%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$203,511 Number of Portfolio Holdings436
Holdings [Text Block]
Corporate Bonds	74.5%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	12.1
Municipal Securities	6.2
Foreign Government Obligations & Municipalities	5.4
Securities Lending Collateral	1.0
U.S. Government & Agency Mortgage-Backed Securities	0.3
Short-Term and Other	0.5

Largest Holdings [Text Block]
U.S. Treasury Notes	8.8%
U.S. Treasury Bonds	3.3
AT&T	2.2
UnitedHealth Group	2.1
Oracle	1.5
Goldman Sachs Group	1.4
JPMorgan Chase	1.4
CVS Health	1.3
United Mexican States	1.2
Wells Fargo	1.1

Material Fund Change [Text Block]

How has the fund changed?

This is a summary of certain material changes to Institutional Long Duration Credit Fund. Effective August 1, 2025, the fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in credit instruments. The fund’s August 1, 2025 prospectus contains more information.

Material Fund Change Objectives [Text Block]

This is a summary of certain material changes to Institutional Long Duration Credit Fund. Effective August 1, 2025, the fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in credit instruments. The fund’s August 1, 2025 prospectus contains more information.

Summary of Change Legend [Text Block]

How has the fund changed?

Updated Prospectus Web Address	www.troweprice.com/paperless